Cover	Nov. 04, 2026	Aug. 05, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name		CLEAR SECURE, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-40568
Entity Tax Identification Number		86-2643981
Entity Address, Address Line One		85 10th Avenue
Entity Address, Address Line Two		9th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10011
City Area Code		646
Local Phone Number		723-1404
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, par value $0.00001 per share
Trading Symbol		YOU
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001856314
Amendment Flag		false